Pioneer Municipal High Income Fund, Inc.
Schedule of Investments | July 31, 2025

Ticker Symbol: MHI

Schedule of Investments  |  7/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 74.5%
	Municipal Bonds — 74.5% of Net Assets(a)
	Alabama — 1.2%
2,010,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series A, 5.00%, 6/1/54	$ 1,811,412
740,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series B, 4.75%, 12/1/54	646,967
	Total Alabama	$2,458,379

	Arizona — 0.9%
2,115,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	$ 1,894,871
	Total Arizona	$1,894,871

	Arkansas — 4.8%
10,200,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	$ 9,973,560
	Total Arkansas	$9,973,560

	California — 6.6%
5,300,000(b)	California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A, 9.50%, 1/1/65 (144A)	$ 4,717,000
2,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	1,916,120
13,410,000(c)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	1,274,889
4,000,000	San Diego County Regional Airport Authority, Private Activity, Series B, 5.25%, 7/1/58	4,010,840
1,580,000(d)	State of California, 5.00%, 3/1/32	1,789,318
	Total California	$13,708,167

	Colorado — 0.4%
1,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	$ 779,560
	Total Colorado	$779,560

	District of Columbia — 1.2%
10,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	$ 2,511,700
	Total District of Columbia	$2,511,700

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Principal Amount USD ($)		Value
	Florida — 1.1%
2,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.50%, 7/1/53	$ 1,640,000
1,000,000(b)	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 14.00%, 7/15/32 (144A)	730,000
	Total Florida	$2,370,000

	Idaho — 2.4%
5,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$ 5,014,600
	Total Idaho	$5,014,600

	Illinois — 4.4%
2,000,000(d)	Chicago Board of Education, Series A, 5.00%, 12/1/47	$ 1,799,120
2,000,000(d)	Chicago Board of Education, Series H, 5.00%, 12/1/46	1,800,540
202,143(b)(e)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	16,171
3,500,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.25%, 5/15/42	2,765,105
4,000,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.25%, 5/15/54	2,829,920
	Total Illinois	$9,210,856

	Indiana — 1.0%
1,250,000	Indiana Finance Authority, Marquette Project, Series A, 5.375%, 3/1/55	$ 1,191,475
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	925,420
	Total Indiana	$2,116,895

	Iowa — 1.7%
3,700,000	Iowa Finance Authority, Alcoa Inc. Projects, 4.75%, 8/1/42	$ 3,494,835
	Total Iowa	$3,494,835

	Louisiana — 3.9%
7,945,000	Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, 5.75%, 9/1/64	$ 8,073,709
	Total Louisiana	$8,073,709

	Maryland — 0.9%
1,800,000(d)	State of Maryland, Series A, 5.00%, 6/1/29	$ 1,965,006
	Total Maryland	$1,965,006

Pioneer Municipal High Income Fund, Inc. | 7/31/252

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Massachusetts — 6.5%
1,760,000(d)	Commonwealth of Massachusetts, Series B, 5.00%, 6/1/33	$ 1,996,139
1,760,000(d)	Commonwealth of Massachusetts, Series B, 5.00%, 6/1/35	1,998,990
780,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.50%, 12/1/44 (144A)	749,354
695,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.875%, 12/1/60 (144A)	625,820
7,100,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	8,049,128
	Total Massachusetts	$13,419,431

	Michigan — 0.4%
945,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 827,480
	Total Michigan	$827,480

	Minnesota — 0.4%
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.00%, 7/1/47	$ 841,380
	Total Minnesota	$841,380

	Nevada — 0.6%
1,500,000(d)	Las Vegas Valley Water District, Series A, 4.00%, 6/1/51	$ 1,272,090
	Total Nevada	$1,272,090

	New Jersey — 2.1%
2,250,000(b)	New Jersey Educational Facilities Authority, Princeton University, Series A, 5.00%, 7/1/64	$ 2,493,922
1,100,000	New Jersey Educational Facilities Authority, Princeton University, Series B, 5.00%, 7/1/31	1,234,695
475,000	New Jersey Educational Facilities Authority, Princeton University, Series B, 5.00%, 7/1/32	536,940
	Total New Jersey	$4,265,557

	New Mexico — 1.0%
2,095,000(b)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/28	$ 2,019,580
	Total New Mexico	$2,019,580

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Principal Amount USD ($)		Value
	New York — 12.5%
6,175,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 4.75%, 11/15/45	$ 5,873,289
2,000,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 5.25%, 11/15/55	1,994,560
2,500,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/45	2,178,275
2,500,000	New York Transportation Development Corp., Series A, 5.25%, 1/1/50	2,400,125
8,000,000	New York Transportation Development Corp., Delta Airlines Inc-LaGuardia, 5.00%, 10/1/40	7,848,400
3,730,000	New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A, 5.50%, 12/31/60	3,606,910
1,000,000	Suffolk Regional Off-Track Betting Co., 6.00%, 12/1/53	1,012,350
1,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/56 (144A)	848,690
	Total New York	$25,762,599

	North Carolina — 0.4%
700,000(b)	North Carolina Medical Care Commission, Duke University Health System, Series B, 5.00%, 6/1/55	$ 748,272
	Total North Carolina	$748,272

	Ohio — 2.1%
3,440,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 2,794,312
1,540,000	State of Ohio, 5.00%, 12/31/39	1,531,176
	Total Ohio	$4,325,488

	Oklahoma — 0.5%
900,000	Tulsa Municipal Airport Trust Trustees, American Airlines, Inc. Project, 6.25%, 12/1/35	$ 989,991
	Total Oklahoma	$989,991

	Pennsylvania — 0.6%
500,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	$ 475,550
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	799,830
	Total Pennsylvania	$1,275,380

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Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Puerto Rico — 6.0%
5,267,777(d)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/41	$ 4,588,866
3,000,000(d)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/46	2,493,780
2,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	2,341,775
1,349,000(b)	Puerto Rico Industrial Development Co., 7.00%, 1/1/54	1,257,187
1,863,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 5.00%, 7/1/58	1,695,703
	Total Puerto Rico	$12,377,311

	Rhode Island — 1.1%
5,900,000(e)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 2,360,000
	Total Rhode Island	$2,360,000

	Texas — 6.3%
490,000	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	$ 450,036
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	1,001,780
4,360,000	City of Houston Airport System Revenue, 4.00%, 7/15/41	3,733,773
2,500,000	Greater Texas Cultural Education Facilities Finance Corp., Texas Biomedical Research Institute Project, Series A, 5.25%, 6/1/54	2,452,275
5,800,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segment 3 LLC Project, 5.00%, 6/30/58	5,296,096
	Total Texas	$12,933,960

	Utah — 0.2%
400,000	MIDA Mountain Village Public Infrastructure District, Series 1, 5.125%, 6/15/54 (144A)	$ 369,860
	Total Utah	$369,860

	Virginia — 1.0%
2,610,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	$ 2,068,086
	Total Virginia	$2,068,086

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Principal Amount USD ($)		Value
	Washington — 1.3%
850,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.50%, 7/1/50 (144A)	$ 825,733
1,800,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.75%, 7/1/60 (144A)	1,798,884
	Total Washington	$2,624,617

	Wisconsin — 1.0%
2,000,000	Public Finance Authority, Senior Lien-Puerto Rico Tollroads LLC, Series A, 5.75%, 7/1/54	$ 2,007,760
	Total Wisconsin	$2,007,760

	Total Municipal Bonds (Cost $160,937,674)	$154,060,980

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 74.5% (Cost $160,937,674)	$154,060,980
	OTHER ASSETS AND LIABILITIES — 25.5%	$52,622,990
	net assets applicable to common stockholders — 100.0%	$206,683,970

AMBAC	Ambac Assurance Corporation.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $15,848,822, or 7.7% of net assets applicable to common stockholders.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2025.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Represents a General Obligation Bond.
(e)	Security is in default.
Pioneer Municipal High Income Fund, Inc. | 7/31/256

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$154,060,980	$—	$154,060,980
Total Investments in Securities	$—	$154,060,980	$—	$154,060,980
During the period ended July 31, 2025, there were no transfers in or out of Level 3.
7Pioneer Municipal High Income Fund, Inc. | 7/31/25